SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Aug. 31, 2022 USD ($)
Rou Asset And Leases
2023	$ 117,686
2024	135,821
2025	112,235
2026	78,291
2027 and thereafter	28,839
Total	$ 472,872